The Variable Annuity Life Insurance Company
GUP and GTS-VA
Updating Summary Prospectus For Existing Investors
May 1, 2023
This updating summary prospectus provides updated information about GUP and GTS-VA group and individual fixed and variable deferred annuity contracts issued by The Variable Annuity Life Insurance Company.
The Contracts are available to Participants in retirement programs that qualify for deferral of federal income taxes. The Contracts permit Participants to invest in and receive retirement benefits in a Fixed Account Option and/or an array of Variable Account Options described in this prospectus. If your Contract is part of your employer’s retirement program, that program will describe which Variable Account Options are available to you.
The prospectus for the Contract contains more information about the Contract, including its features, benefits, and risks. You can find the current prospectus and other information about the Contract online at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities.You can also obtain this information at no cost by calling us at 1-800-448-2542 or by writing to our Annuity Service Center (VALIC Document Control, P.O. Box 15648, Amarillo, Texas 79105).
Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at Investor.gov.

Special Terms Used in this Summary Prospectus

Account Value	The total sum of your Fixed Account Option and/or Variable Account Option that has not yet been applied to your annuity payments.

Contract	The group and individual fixed and variable deferred annuity contracts summarized in this summary prospectus and described in more detail in the prospectus.

Fixed Account Option	An account that is guaranteed to earn at least a minimum rate of interest while invested in VALIC’s general account.

Fixed Account Plus	A type of Fixed Account Option under the Contract.

Fund or Mutual Fund	The investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in VALIC Separate Account A.

Market Close	The close of regular trading on the NYSE, generally 4:00 p.m., Eastern time, on each day the NYSE is open for business.

Participant	The individual (in most cases, you) who makes Purchase Payments or for whom Purchase Payments are made.

Platform Charge	A fee we charge in order to make certain underlying Funds available as an investment option under the Contract.

Purchase Payment	An amount of money you or your employer pay to VALIC to receive the benefits of a Contract.

VALIC (we, us, our)	The Variable Annuity Life Insurance Company.

Variable Account Option (or Division)	Any variable investment option under the Contract. Each Variable Account Option invests in the shares of a single Fund.

Updated Information About Your Contract

There were no material changes to Contract features since the prospectus dated May 2, 2022.

Important Information You Should Consider About the Contract

	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals	There are no surrender or withdrawal charges under the Contract.			Fee Tables
Transaction Charges
•You may be subject to a loan application fee and loan interest if you request a loan under the Contract.
•There may also be taxes on Purchase Payments.
•When you make a Purchase Payment to your account, you may be subject to a Sales and Administrative Charge that will be deducted from the amount of your Purchase Payment.
Fee Tables Fees and Charges
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. Interest on
Contract loans is not reflected below.
Fees and Charges
	Annual Fee	Minimum	Maximum
	Base Contract[1]	GUP: 1.00% GTS-VA: 0.21%	GUP: 1.00% GTS-VA: 0.85%
	Investment Options[2] (Fund fees and expenses)	0.31%	0.31%
1 As a percentage of average daily net asset value allocated to a Variable
Account Option.
2 As a percentage of Fund net assets, plus any applicable amounts deemed to be Platform Charges. Currently, there are no amounts deemed to be Platform
Charges.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

	Lowest Annual Cost: GUP Contracts: $6,267 GTS-VA Contracts: $3,864	Highest Annual Cost: GUP Contracts: $6,267 GTS-VA Contracts: $3,864
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
base Contract and Fund fees and
expenses
•No optional benefits
•No surrender charges
•No additional Purchase Payments,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
base Contract and Fund fees and
expenses
•No surrender charges
•No additional Purchase Payments,
transfers, or withdrawals

	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract, including your principal investment.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
•This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
•The benefits of tax deferral and long-term income mean the Contract is generally more beneficial to investors with a long investment time horizon.

Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.
•Each investment option (including the Fixed Account Option) has its own unique risks.
•You should review the investment options before making an investment decision.

Insurance Company Risks
An investment in the Contract is subject to the risks related to us, VALIC. Any obligations (including under any Fixed Account Option), guarantees, and benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling 1-800-448-2542 or visiting
www.corebridgefinancial.com/rs.

RESTRICTIONS
Investments
•Certain investment options may not be available under your Contract.
•You may transfer funds between the investment options, subject to certain restrictions.
•Transfers between the investment options, as well as certain purchases and redemptions, are subject to policies designed to deter market timing and frequent transfers.
•Transfers to and from the Fixed Account Option are subject to special restrictions.
•We reserve the right to remove or substitute Funds as investment options.
Fixed and Variable Account Options Transfers Between Investment Options
TAXES
Tax Implications
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the
Contract.
•If you purchase the Contract through a tax-qualified plan, there is no additional tax benefit under the Contract.
•Withdrawals may be subject to ordinary income tax. You may have to pay a tax penalty if you take a withdrawal before age 59½.
Federal Tax Matters
CONFLICTS OF INTEREST
Investment Professional Compensation
VALIC no longer pays commissions to financial professionals for sales or subsequent Purchase Payments made into the Contracts. In addition, the
Company and the Distributor no longer enter into marketing and/or sales agreements with broker-dealers regarding the promotion and marketing of the Contracts.
General Information – Distribution of the Contracts

	CONFLICTS OF INTEREST	Location in Prospectus
Exchanges
Some financial professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should exchange a contract you already own only if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
General Information – Distribution of the Contracts

Appendix A — Funds Available Under the Contract

The following Fund is available under the Contract. More information about the Fund is available in the prospectus for the Fund, which may be amended from time to time and can be found online at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities. You can also request this information at no cost by calling 1-800-448-2542.
The current expenses and performance information below reflect fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge, such as Platform Charge. Expenses would be higher and performance would be lower if these other charges were included. The Fund’s past performance is not necessarily an indication of future performance.
Type	Fund – Share Class Adviser/Sub-Adviser	Current Expenses	Platform Charge[2]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2022)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	Stock Index Fund[1,3] Adviser: The Variable Annuity Life Insurance Company Sub-Adviser: SunAmerica Asset Management, LLC (an affiliate of VALIC due to common ownership)	0.29%	None	0.29%	-18.33%	9.09%	12.20%
1 A VALIC Company I Fund.
2 A Platform Charges may only be increased to the extent that the Base Contract Expense plus the Platform Charge does not exceed 1.25%.
3 This Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Fund prospectus for additional information.
*  * *
This summary prospectus incorporates by reference the prospectus and Statement of Additional Information (SAI) for the Contract, both dated May 1, 2023, as may be amended or supplemented from time to time. The SAI may be obtained free of charge in the same manner as the prospectus.
EDGAR Contract Identifier: C000004707
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All Rights Reserved.